[ROPES & GRAY LLP LETTERHEAD]

February 24, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:

Registration Statement on Form N-14

Ladies and Gentleman:

Enclosed for filing on behalf of HighMark Funds, is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed acquisition of the assets and identified liabilities of (i) North Track Dow Jones U.S. Health Care 100 Plus Fund, a series of North Track Funds Inc. (“North Track”), by HighMark Large Cap Growth Fund in exchange for Class A, Class B and Class C shares of HighMark Large Cap Growth Fund, (ii) North Track Dow Jones U.S. Financial 100 Plus Fund, a series of North Track, by HighMark Large Cap Value Fund in exchange for Class A, Class B and Class C shares of HighMark Large Cap Value Fund, (iii) North Track S&P 100 Index Fund, a series of North Track, by HighMark Value Momentum Fund in exchange for Class A, Class B and Class C shares of HighMark Value Momentum Fund and (iv) North Track Large Cap Equity Fund, a series of North Track, by HighMark Value Momentum Fund in exchange for Class A, Class B and Class C shares of HighMark Value Momentum Fund. North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Dow Jones U.S. Financial 100 Plus Fund, North Track S&P 100 Index Fund and North Track Large Cap Equity Fund are the “Acquired Funds.” HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund and HighMark Value Momentum Fund are the “Acquiring Funds.”

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of stockholders of the Acquired Funds at which stockholders of the Acquired Funds will be asked to vote on the proposed acquisition of their Acquired Fund by its corresponding Acquiring Fund. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

No registration fee is being paid at the time of filing because HighMark Funds has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on March 26, 2009, pursuant to Rule 488, under the Securities Act of 1933, as amended.

Please direct any comments or questions on the enclosed materials to the undersigned at (415) 315-6385 or Hsin Chau of this office at (415) 315-6342.

Sincerely,

/s/ Jessica Riley Hale
Jessica Riley Hale